Summary of Significant Accounting Policies (Details 2) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Line Items]
Short-term investments Trading debt securities	$ 1,791,697
Quoted Price in Active Market for Identical Assets (Level 1) [Member] | Recurring [Member]
Property, Plant and Equipment [Line Items]
Short-term investments Trading debt securities
Significant Other Observable Inputs (Level 2) [Member] | Recurring [Member]
Property, Plant and Equipment [Line Items]
Short-term investments Trading debt securities	1,791,697
Unobservable inputs (Level 3) [Member] | Recurring [Member]
Property, Plant and Equipment [Line Items]
Short-term investments Trading debt securities